Deferred Tax - Deferred tax liability (asset) (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and temporary differences on which deferred tax assets have not been recognised	$ 210,433	$ 67,064	$ 95,281
Unrelieved tax losses carried forward for which no deferred tax assets are recognised	200,788	163,041	90,234
Intangible assets and other timing differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax	5		3,335
Unrelieved tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax	(5)		(3,335)
Temporary differences on share schemes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	8,468	3,044	5,047
Short-term timing differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	595	228	0
RDEC step 2 credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 582	$ 354	$ 0